ASSET RETIREMENT OBLIGATIONS (Details Narrative)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)
Asset Retirement Obligation Disclosure [Abstract]
Asset retirement obligations	$ 73,711	$ 71,975	$ 214,960
Undiscounted future liability			225,229	$ 293,000
Other income	724	143,950	0
Asset retirement obligation	73,711	71,975
Accretion expense	$ 0	$ 16,308	$ 15,687